Consolidated Statements of Financial Position - EUR (€)		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment, net		€ 11,365	€ 14,175
Right-of-use assets		288,389	363,412
Total non-current assets		299,754	377,587
Current assets
Deferred offering costs		262,684
Trade and other receivables – outside parties		32,252	121,760
Trade and other receivables – related parties		4,409	2,667
Deposits and prepayments – outside parties		82,027	40,649
Deposits and prepayments – related parties		96,744	28,545
Cash and cash equivalents		347,229	26,957
Total current assets		825,345	220,578
Total assets		1,125,099	598,165
Shareholders’ deficit
Ordinary shares Class A, US$0.005 par value, 50,000,000 Class A ordinary shares authorized, 7,700,000 and 2,850,000 shares issued and 2,850,000 shares issued as of December 31, 2022 and 2021, respectively1	[1]	35,988	13,466
Ordinary shares Class B, US$0.005 par value, 250,000,000 Class B ordinary shares authorized, 2,205,000 and 100,000 shares issued as of December 31, 2022 and 2021, respectively1	[1]	10,306	473
Subscription receivable		(935)	(13,939)
Accumulated other comprehensive income		26,773
Other reserves		1,302,846	25,515
Accumulated deficit		(1,506,191)	(279,336)
Total shareholders’ deficit		(131,213)	(253,821)	[2]
Non-current liabilities
Non-current lease liabilities		226,773	295,587
Non-current loan payable		15,713	21,916
Total non-current liabilities		242,486	317,503
Current liabilities
Trade and other payables – outside parties		613,489	297,492
Trade and other payables – related parties		36,769	42,712
Deferred revenue – outside parties		224,248	29,371
Loan from a shareholder			20,000
Current lease liabilities		80,637	77,520
Provisions			11,000
Income tax payable		52,480	53,304
Current loan payable		6,203	3,084
Total current liabilities		1,013,826	534,483
Total shareholders’ deficit and liabilities		€ 1,125,099	€ 598,165

[1]	The share amounts are presented on a retrospective basis for founder shares.
[2]	The share amounts are presented on a retrospective basis for founder shares.